SUMMARY OF ACCOUNTING POLICIES (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net Loss Per Share
Fully diluted shares outstanding (in shares)					839,583,895	9,601,525	6,280,563
Stock Based Compensation
Stock-based compensation expense	$ 404,507	$ 870,576	$ 1,717,837	$ 1,743,598	$ 1,926,129	$ 1,953,844	$ 1,485,068
Employee stock options outstanding (in shares)						125,208,825
Number of shares vested and exercisable (in shares)						1,619,938
Research and Development
Research and development	266,331	184,981	1,085,416	509,132	692,480	432,669	268,876
Advertising
Advertising expense	$ 10,115	$ 21,825	$ 85,033	$ 158,636	$ 196,762	$ 97,877	$ 131,938
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)			5 years		5 years	5 years
Intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)			7 years		7 years	7 years